INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the prosecution of patent applications. The Company has recorded amortization expenses on the Spacer and Chromophore patents granted by the United States Patent and Trademark Office in February 2011, April 2011 and September 2012, which are amortized over its legal life of 20 years and Chromophore patent granted by the Australian Patent Office in November 2012 which is amortized over its legal life of 20 years. Certain patent applications are abandoned by the Company when the claims are covered by patents already granted to the Company. Patent applications abandoned have been written off at full capitalized cost. No amortization expense has been recorded on the remaining patent applications since patents have yet to be granted. Once the patents are granted, the cost of the patents will be amortized over their legal lives, which is generally 20 years.

Patents consists of the following:

	September 30, 2015	December 31, 2014

Patents	$680,118	$660,586
Less: Accumulated amortization	61,702	50,557

	$618,416	$610,029

Amortization expense for the nine months ending September 30, 2015 and 2014 was $11,146 and $11,146. Amortization expense for the three months ending September 30, 2015 and 2014 was $3,715 and $3,715. Expense for abandoned patents for claims covered by patents already granted to the Company are recorded in research and development expenses and for the three months and nine months ending September 30, 2015 and 2014 were $0 and $0.

NOTE 4 – INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the prosecution of patent applications. The Company has recorded amortization expenses on the Spacer and Chromophore patents granted by the United States Patent and Trademark Office in February 2011, April 2011 and September 2012, which are amortized over their legal life of 20 years and Chromophore patent granted by the Australian Patent Office in November 2012 which is amortized over its legal life of 20 years. Certain patent applications are abandoned by the Company when the claims are covered by patents already granted to the Company. Patent applications abandoned have been written off at full capitalized cost. No amortization expense has been recorded on the remaining patent applications since patents have yet to be granted. Once the patents are granted, the cost of the patents will be amortized over their legal lives, which is generally 20 years.

Patents consists of the following:

	December 31, 2014	December 31, 2013

Patents	$660,586	$579,235
Less: Accumulated amortization	50,557	35,695

	$610,029	$543,540

Amortization expense for the years ending December 31, 2014 and 2013 was $14,861. Expense for abandoned patents for claims covered by patents already granted to the Company are recorded in research and development expenses and for the years ending December 31, 2014 and 2013 were $0.